INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of
	December 31, 2024	June 30, 2025
Patent	$246,600	$251,280
Software	41,319	42,103
Less: accumulated amortization	(271,391)	(280,752)
Intangible assets, net	$16,528	$12,631

Schedule of estimated future amortization expense

Amortization
Years ending December 31,	expense
2025	4,210
2026	8,421
Total	$12,631